Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting standards establish a fair value hierarchy that prioritizes the inputs used to measure fair value.  The hierarchy establishes the highest priority for unadjusted market quotes in an active market for the identical asset or liability and the lowest priority for unobservable inputs.

The Master Trust classifies its investments as follows:

•Level 1 - Level 1 inputs are unadjusted quoted prices for identical assets or liabilities in active markets that the Entergy Savings Plan VIII has the ability to access at the measurement date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•Level 2 - Level 2 inputs are inputs other than quoted prices included in Level 1 that are, either directly or indirectly, observable for the asset or liability at the measurement date. Assets are valued based on prices derived by an independent party that uses inputs such as benchmark yields, reported trades, broker/dealer quotes, and issuer spreads. Prices are reviewed and can be challenged with the independent parties and/or overridden by the Employee Benefits Committee if it is believed such would be more reflective of fair value. Level 2 inputs include the following:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability; or
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If an asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

•Level 3 - Level 3 refers to securities valued based on significant unobservable inputs.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following table sets forth by level within the fair value hierarchy a summary of the Master Trust's investments measured at fair value on a recurring basis at December 31, 2025.

	Level 1	Level 2	Level 3	Total

Money market accounts	$7,992,157	$—	$—	$7,992,157
Common stock	490,869,721	—	—	490,869,721
Common trust funds (a)				4,053,955,347
Brokerage accounts	65,861,469	—	—	65,861,469
Total	$564,723,347	$—	$—	$4,618,678,694

The following table sets forth by level within the fair value hierarchy a summary of the Master Trust's investments measured at fair value on a recurring basis at December 31, 2024.

	Level 1	Level 2	Level 3	Total

Money market accounts	$12,508,330	$—	$—	$12,508,330
Common stock	418,306,585	—	—	418,306,585
Common trust funds (a)				3,619,444,179
Brokerage accounts:	49,523,086	—	—	49,523,086
Total	$480,338,001	$—	$—	$4,099,782,180

(a)Common trust funds are not publicly quoted and are valued using net asset value as a practical expedient. Accordingly, these funds are not assigned a level in the fair value hierarchy tables above. The issuer of these funds allows daily trading at the net asset value and trades settle at a later date, with no other trading restrictions.